Taxes on Income (Details) - Schedule of deferred tax liabilities and assets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Carryforward tax losses	$ 3,282	$ 3,538
Share-based compensation	1,569	976
R&D expenses	1,468	1,414
Other temporary differences	1,471	1,354
Deferred tax assets	7,790	7,282
Deferred tax liability due to property, plant and equipment	(9)	(10)
Deferred tax assets, net	$ 7,781	$ 7,272